First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Commercial Services & Supplies – 0.1%
167,959	Pitney Bowes, Inc.	$1,473,000
	Communications Equipment – 4.6%
41,617	ADTRAN, Inc.	859,391
14,407	AudioCodes Ltd.	476,728
599,622	Cisco Systems, Inc.	31,779,966
19,500	Comtech Telecommunications Corp.	471,120
262,353	Gilat Satellite Networks Ltd.	2,670,753
471,208	Juniper Networks, Inc.	12,887,539
105,584	Motorola Solutions, Inc.	22,895,890
267,629	Telefonaktiebolaget LM Ericsson, ADR	3,366,773
		75,408,160
	Diversified Telecommunication Services – 10.2%
1,077,811	AT&T, Inc.	31,019,401
10,838	ATN International, Inc.	493,021
637,972	BCE, Inc.	31,464,779
36,714	Chunghwa Telecom Co., Ltd., ADR	1,492,791
85,393	Cogent Communications Holdings, Inc.	6,565,868
2,291,906	Lumen Technologies, Inc.	31,147,002
1,406,027	TELUS Corp.	31,537,186
561,515	Verizon Communications, Inc.	31,461,685
		165,181,733
	Electronic Equipment, Instruments & Components – 0.9%
53,022	CDW Corp.	9,260,292
135,821	National Instruments Corp.	5,742,512
		15,002,804
	Industrial Conglomerates – 0.6%
20,163	Roper Technologies, Inc.	9,480,642
	Interactive Media & Services – 0.3%
30,427	Autohome, Inc., ADR	1,946,111
39,534	JOYY, Inc., ADR	2,608,058
		4,554,169
	Internet & Direct Marketing Retail – 0.1%
11,630	Shutterstock, Inc.	1,141,717
	IT Services – 10.3%
90,377	Amdocs Ltd.	6,991,565
265,999	Cognizant Technology Solutions Corp., Class A	18,423,091
Shares	Description	Value

	IT Services (Continued)
28,600	CSG Systems International, Inc.	$1,349,348
436,596	Infosys Ltd., ADR	9,251,469
882,704	International Business Machines Corp.	129,395,579
49,916	Switch, Inc., Class A	1,053,727
		166,464,779
	Media – 1.2%
683,341	Shaw Communications, Inc., Class B	19,762,222
	Professional Services – 0.7%
75,063	Leidos Holdings, Inc.	7,588,869
38,286	Science Applications International Corp.	3,358,831
		10,947,700
	Semiconductors & Semiconductor Equipment – 35.1%
229,135	Analog Devices, Inc.	39,447,882
233,501	Applied Materials, Inc.	33,250,542
268,626	Broadcom, Inc.	128,091,622
11,674	Brooks Automation, Inc.	1,112,299
13,530	CMC Materials, Inc.	2,039,512
2,221,287	Intel Corp.	124,703,052
68,860	KLA Corp.	22,325,101
24,932	Kulicke & Soffa Industries, Inc.	1,525,838
44,444	Lam Research Corp.	28,919,711
104,413	Microchip Technology, Inc.	15,634,803
11,229	Monolithic Power Systems, Inc.	4,193,470
88,261	NXP Semiconductors N.V.	18,157,053
13,465	Power Integrations, Inc.	1,104,938
471,532	QUALCOMM, Inc.	67,396,069
29,659	Silicon Motion Technology Corp., ADR	1,901,142
75,551	Skyworks Solutions, Inc.	14,486,904
334,211	Texas Instruments, Inc.	64,268,775
84,361	United Microelectronics Corp., ADR	797,211
		569,355,924
	Software – 16.8%
34,459	Absolute Software Corp.	498,966
27,086	American Software, Inc., Class A	594,809
55,979	CDK Global, Inc.	2,781,596
61,504	Citrix Systems, Inc.	7,212,574
13,584	Ebix, Inc.	460,498
25,236	InterDigital, Inc.	1,842,985
57,399	Intuit, Inc.	28,135,268
508,170	Microsoft Corp.	137,663,253
420,399	NortonLifeLock, Inc.	11,443,261
175,084	Open Text Corp.	8,894,267
805,689	Oracle Corp.	62,714,832
26,922	Progress Software Corp.	1,245,142
26,121	SAP SE, ADR	3,668,956

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
78,450	SS&C Technologies Holdings, Inc.	$5,653,107
		272,809,514
	Technology Hardware, Storage & Peripherals – 15.7%
1,018,216	Apple, Inc.	139,454,863
1,569,249	Hewlett Packard Enterprise Co.	22,879,651
1,265,572	HP, Inc.	38,207,619
47,897	Logitech International S.A.	5,791,705
221,520	NetApp, Inc.	18,124,766
253,057	Seagate Technology Holdings PLC	22,251,302
328,244	Xerox Holdings Corp.	7,710,452
		254,420,358
	Wireless Telecommunication Services – 3.3%
49,963	PLDT, Inc., ADR	1,313,028
554,594	Rogers Communications, Inc., Class B	29,471,125
16,106	Shenandoah Telecommunications Co.	781,302
134,966	Telephone & Data Systems, Inc.	3,058,330
1,057,850	Vodafone Group PLC, ADR	18,120,970
		52,744,755
	Total Investments – 99.9%	1,618,747,477
	(Cost $1,163,483,127) (a)
	Net Other Assets and Liabilities – 0.1%	2,352,732
	Net Assets – 100.0%	$1,621,100,209

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $460,522,806 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,258,456. The net unrealized appreciation was $455,264,350.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,618,747,477	$ 1,618,747,477	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS – 20.4%
	Banks – 0.3%
28,292	Westamerica BanCorp	$1,641,785
	Beverages – 0.3%
10,527	PepsiCo, Inc.	1,559,786
	Biotechnology – 1.3%
21,570	AbbVie, Inc.	2,429,645
6,315	Amgen, Inc.	1,539,281
35,973	Gilead Sciences, Inc.	2,477,101
		6,446,027
	Capital Markets – 0.4%
20,615	Blackstone Group (The), Inc.	2,002,541
	Communications Equipment – 0.3%
29,552	Cisco Systems, Inc.	1,566,256
	Diversified Telecommunication Services – 0.5%
41,993	Verizon Communications, Inc.	2,352,868
	Electric Utilities – 3.8%
26,760	Alliant Energy Corp.	1,492,137
20,720	American Electric Power Co., Inc.	1,752,705
36,028	Avangrid, Inc.	1,852,920
20,887	Duke Energy Corp.	2,061,965
42,966	Edison International	2,484,294
28,790	Evergy, Inc.	1,739,780
39,381	Hawaiian Electric Industries, Inc.	1,665,029
36,340	Otter Tail Corp.	1,773,755
36,188	Portland General Electric Co.	1,667,543
33,223	Southern (The) Co.	2,010,324
		18,500,452
	Energy Equipment & Services – 1.0%
275,752	Hoegh LNG Partners, L.P.	4,850,478
	Food Products – 2.7%
34,010	Campbell Soup Co.	1,550,516
40,300	Conagra Brands, Inc.	1,466,114
76,077	Flowers Foods, Inc.	1,841,063
28,982	General Mills, Inc.	1,765,873
15,785	Ingredion, Inc.	1,428,543
11,255	JM Smucker (The) Co.	1,458,310
30,614	Kellogg Co.	1,969,399
48,795	Kraft Heinz (The) Co.	1,989,860
		13,469,678
	Gas Utilities – 1.5%
37,916	National Fuel Gas Co.	1,981,111
20,191	ONE Gas, Inc.	1,496,557
27,192	Southwest Gas Holdings, Inc.	1,799,838
25,874	Spire, Inc.	1,869,914
		7,147,420
	Health Care Providers & Services – 0.4%
31,533	Cardinal Health, Inc.	1,800,219

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Household Products – 0.4%
13,709	Kimberly-Clark Corp.	$1,833,990
	Industrial Conglomerates – 0.3%
8,077	3M Co.	1,604,334
	Insurance – 1.2%
36,450	CNA Financial Corp.	1,658,110
34,996	Mercury General Corp.	2,272,990
28,303	Safety Insurance Group, Inc.	2,215,559
		6,146,659
	IT Services – 0.9%
17,549	International Business Machines Corp.	2,572,508
79,239	Western Union (The) Co.	1,820,120
		4,392,628
	Multi-Utilities – 2.5%
43,086	Avista Corp.	1,838,480
26,608	Black Hills Corp.	1,746,283
28,182	Consolidated Edison, Inc.	2,021,213
11,916	DTE Energy Co.	1,544,314
71,143	NiSource, Inc.	1,743,003
30,822	NorthWestern Corp.	1,856,101
27,699	Public Service Enterprise Group, Inc.	1,654,738
		12,404,132
	Pharmaceuticals – 0.8%
24,465	Merck & Co., Inc.	1,902,643
56,101	Pfizer, Inc.	2,196,915
		4,099,558
	Tobacco – 1.4%
79,872	Altria Group, Inc.	3,808,297
53,651	Universal Corp.	3,056,497
		6,864,794
	Trading Companies & Distributors – 0.4%
19,348	MSC Industrial Direct Co., Inc., Class A	1,736,096
	Total Common Stocks	100,419,701
	(Cost $94,544,444)
REAL ESTATE INVESTMENT TRUSTS – 19.9%
	Diversified REITs – 0.5%
16,611	PS Business Parks, Inc.	2,459,757
	Health Care REITs – 1.7%
122,643	Healthcare Realty Trust, Inc.	3,703,819
232,370	Medical Properties Trust, Inc.	4,670,637
		8,374,456
	Industrial REITs – 2.3%
12,380	EastGroup Properties, Inc.	2,035,891
40,275	First Industrial Realty Trust, Inc.	2,103,563
211,363	Industrial Logistics Properties Trust	5,525,029
27,637	Terreno Realty Corp.	1,783,139
		11,447,622

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares/ Units	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Mortgage REITs – 6.3%
419,511	AGNC Investment Corp.	$7,085,541
839,019	Annaly Capital Management, Inc.	7,450,489
550,440	Chimera Investment Corp.	8,289,626
363,785	KKR Real Estate Finance Trust, Inc.	7,868,670
		30,694,326
	Office REITs – 1.3%
13,255	Alexandria Real Estate Equities, Inc.	2,411,615
93,385	Highwoods Properties, Inc.	4,218,200
		6,629,815
	Residential REITs – 0.6%
17,644	American Homes 4 Rent, Class A	685,469
28,129	Equity LifeStyle Properties, Inc.	2,090,266
		2,775,735
	Retail REITs – 1.9%
153,865	Getty Realty Corp.	4,792,895
96,204	National Retail Properties, Inc.	4,510,043
		9,302,938
	Specialized REITs – 5.3%
7,172	American Tower Corp.	1,937,444
71,922	CubeSmart	3,331,427
16,531	Extra Space Storage, Inc.	2,708,108
113,122	Gaming and Leisure Properties, Inc.	5,240,942
30,282	Life Storage, Inc.	3,250,773
45,113	PotlatchDeltic Corp.	2,397,756
10,024	Public Storage	3,014,117
129,835	VICI Properties, Inc.	4,027,482
		25,908,049
	Total Real Estate Investment Trusts	97,592,698
	(Cost $86,953,072)
MASTER LIMITED PARTNERSHIPS – 19.5%
	Energy Equipment & Services – 1.4%
405,446	USA Compression Partners, L.P.	6,681,750
	Industrial Conglomerates – 1.2%
106,864	Icahn Enterprises, L.P.	5,876,451
	Oil, Gas & Consumable Fuels – 16.9%
238,234	Black Stone Minerals, L.P.	2,561,015
65,090	Cheniere Energy Partners, L.P.	2,882,836
216,326	CrossAmerica Partners, L.P.	4,123,174
310,696	Dorchester Minerals, L.P.	5,235,228
468,489	Energy Transfer, L.P.	4,980,038
143,799	Enterprise Products Partners, L.P.	3,469,870
54,365	Enviva Partners, L.P.	2,849,270
135,206	Global Partners, L.P.	3,504,539
175,417	Holly Energy Partners, L.P.	3,969,687
257,142	KNOT Offshore Partners, L.P.	5,137,697
77,810	Magellan Midstream Partners, L.P.	3,805,687
155,319	MPLX, L.P.	4,598,996
198,613	NuStar Energy, L.P.	3,584,965

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares/ Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
209,149	PBF Logistics, L.P.	$3,112,137
110,309	Phillips 66 Partners, L.P.	4,352,793
328,651	Plains All American Pipeline, L.P.	3,733,475
307,060	Plains GP Holdings, L.P., Class A	3,666,296
360,415	Shell Midstream Partners, L.P.	5,323,330
181,487	Sprague Resources, L.P.	4,595,251
117,172	Sunoco, L.P.	4,417,384
141,184	Teekay LNG Partners, L.P.	2,130,467
49,728	Viper Energy Partners, L.P.	936,378
		82,970,513
	Total Master Limited Partnerships	95,528,714
	(Cost $75,277,905)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 19.9%
	Banks – 10.1%
126,215	Bank of America Corp., Series GG	6.00%	(a)	3,455,767
124,264	Bank of America Corp., Series HH	5.88%	(a)	3,414,775
138,747	Bank of America Corp., Series K (b)	6.45%	12/15/66	3,753,106
145,253	Citigroup Capital XIII, 3 Mo. LIBOR + 6.37% (c)	6.56%	10/30/40	4,052,559
136,246	Citigroup, Inc., Series K (b)	6.88%	(a)	3,903,448
154,895	Huntington Bancshares, Inc., Series D	6.25%	(a)	3,873,924
154,597	JPMorgan Chase & Co., Series DD	5.75%	(a)	4,367,365
155,734	JPMorgan Chase & Co., Series EE	6.00%	(a)	4,489,811
138,566	JPMorgan Chase & Co., Series GG	4.75%	(a)	3,784,237
143,051	PNC Financial Services Group, Inc., Series P (b)	6.13%	(a)	3,769,394
152,393	US Bancorp, Series F (b)	6.50%	(a)	3,945,455
134,562	Wells Fargo & Co., Series X	5.50%	(a)	3,435,368
131,180	Wells Fargo & Co., Series Y	5.63%	(a)	3,473,646
				49,718,855
	Capital Markets – 3.2%
151,251	Apollo Global Management, Inc., Series A	6.38%	(a)	3,968,826
147,279	Charles Schwab (The) Corp., Series D	5.95%	(a)	3,736,468
136,594	Morgan Stanley, Series E (b)	7.13%	(a)	3,950,299
138,587	Morgan Stanley, Series F (b)	6.88%	(a)	3,922,012
				15,577,605
	Diversified Telecommunication Services – 1.7%
160,712	Qwest Corp.	6.50%	09/01/56	4,128,691
155,687	Qwest Corp.	6.75%	06/15/57	4,170,855
				8,299,546
	Electric Utilities – 0.7%
142,781	PPL Capital Funding, Inc., Series B	5.90%	04/30/73	3,625,210
	Equity Real Estate Investment Trusts – 1.6%
152,283	Monmouth Real Estate Investment Corp., Series C	6.13%	(a)	3,848,191
166,176	VEREIT, Inc., Series F	6.70%	(a)	4,199,268
				8,047,459

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Insurance – 1.7%
176,367	Hartford Financial Services Group (The), Inc. (b)	7.88%	04/15/42	$4,700,180
134,802	RenaissanceRe Holdings Ltd., Class E	5.38%	(a)	3,433,407
				8,133,587
	Mortgage Real Estate Investment Trusts – 0.9%
166,984	AGNC Investment Corp., Series C (b)	7.00%	(a)	4,511,908
	Total $25 Par Preferred Securities			97,914,170
	(Cost $98,094,416)

Shares	Description	Value
EXCHANGE-TRADED FUNDS – 19.8%
2,003,327	First Trust Tactical High Yield ETF (d)	97,181,393
	(Cost $97,980,709)
	Total Investments – 99.5%	488,636,676
	(Cost $452,850,546) (e)
	Net Other Assets and Liabilities – 0.5%	2,410,023
	Net Assets – 100.0%	$491,046,699

(a)	Perpetual maturity.
(b)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at June 30, 2021. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(c)	Floating rate security.
(d)	Investment in an affiliated fund.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $38,758,827 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,972,697. The net unrealized appreciation was $35,786,130.

LIBOR	London Interbank Offered Rate

	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 100,419,701	$ 100,419,701	$ —	$ —
Real Estate Investment Trusts*	97,592,698	97,592,698	—	—
Master Limited Partnerships*	95,528,714	95,528,714	—	—
$25 Par Preferred Securities*	97,914,170	97,914,170	—	—
Exchange-Traded Funds	97,181,393	97,181,393	—	—
Total Investments	$ 488,636,676	$ 488,636,676	$—	$—

*	See Portfolio of Investments for industry breakout.

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Security Name	Shares at 6/30/2021	Value at 9/30/2020	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2021	Dividend Income
First Trust Tactical High Yield ETF	2,003,327	$ 91,385,726	$ 15,808,244	$ (12,543,458)	$ 2,555,474	$ (24,593)	$ 97,181,393	$ 3,731,999

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 94.6%
	Aerospace & Defense – 2.4%
82,012	BAE Systems PLC	$592,194
156,100	Singapore Technologies Engineering Ltd.	449,251
		1,041,445
	Auto Components – 1.5%
29,500	Yokohama Rubber (The) Co., Ltd.	631,716
	Banks – 8.9%
4,672	Bank of Montreal	478,884
7,872	Bank of Nova Scotia (The)	511,972
5,065	Canadian Imperial Bank of Commerce	576,575
100,344	Emirates NBD Bank PJSC	361,966
117,612	First Abu Dhabi Bank PJSC	534,724
97,400	Mitsubishi UFJ Financial Group, Inc.	526,124
4,057	Royal Bank of Canada	411,035
6,232	Toronto-Dominion Bank (The)	436,732
		3,838,012
	Beverages – 1.6%
121,124	Arca Continental S.A.B. de C.V.	700,956
	Capital Markets – 3.9%
53,590	Ashmore Group PLC	285,404
34,187	IG Group Holdings PLC	400,554
19,575	IGM Financial, Inc.	691,031
13,100	SBI Holdings, Inc.	309,886
		1,686,875
	Construction & Engineering – 1.2%
13,770	Bouygues S.A.	509,263
	Consumer Finance – 0.8%
26,900	Credit Saison Co., Ltd.	327,851
	Diversified Telecommunication Services – 6.2%
13,610	BCE, Inc.	671,168
8,418	Elisa OYJ	502,276
16,700	Nippon Telegraph & Telephone Corp.	435,107
1,003	Swisscom AG	572,585
22,969	TELUS Corp.	515,116
		2,696,252
	Electric Utilities – 8.5%
38,900	Chugoku Electric Power (The) Co., Inc.	355,053
123,030	CK Infrastructure Holdings Ltd.	733,652
52,904	CLP Holdings, Ltd.	523,296
10,938	Emera, Inc.	496,251
25,642	Fortum OYJ	707,220
Shares	Description	Value

	Electric Utilities (Continued)
144,708	Power Assets Holdings Ltd.	$888,082
		3,703,554
	Food & Staples Retailing – 1.2%
41,060	SPAR Group (The) Ltd.	520,122
	Food Products – 1.3%
56,244	Tate & Lyle PLC	574,492
	Gas Utilities – 5.0%
83,066	APA Group	554,429
146,786	Beijing Enterprises Holdings Ltd.	520,839
47,739	Enagas S.A.	1,102,978
		2,178,246
	Household Durables – 2.2%
13,885	JM AB	480,080
22,800	Sekisui House Ltd.	467,616
		947,696
	Independent Power & Renewable Electricity Producers – 2.7%
19,738	Capital Power Corp.	652,042
36,700	Electric Power Development Co., Ltd.	523,601
		1,175,643
	Insurance – 12.1%
9,434	Ageas S.A./N.V.	523,522
1,659	Allianz SE	413,694
1,947	Baloise Holding AG	303,650
19,782	Great-West Lifeco, Inc.	587,587
152,271	Legal & General Group PLC	542,600
21,426	Manulife Financial Corp.	421,745
13,000	MS&AD Insurance Group Holdings, Inc.	375,390
59,701	Phoenix Group Holdings PLC	558,601
20,884	Power Corp. of Canada	660,080
851	Swiss Life Holding AG	413,520
1,066	Zurich Insurance Group AG	427,667
		5,228,056
	Internet & Direct Marketing Retail – 1.2%
142,153	Moneysupermarket.com Group PLC	504,579
	Leisure Products – 1.3%
22,500	Sankyo Co., Ltd.	574,576
	Media – 1.9%
29,047	Shaw Communications, Inc., Class B	841,463
	Metals & Mining – 1.2%
25,800	Asahi Holdings, Inc.	526,242

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Multi-Utilities – 2.6%
15,424	ATCO Ltd., Class I	$546,982
21,188	Canadian Utilities Ltd., Class A	587,986
		1,134,968
	Oil, Gas & Consumable Fuels – 6.1%
39,484	Keyera Corp.	1,060,997
28,440	Pembina Pipeline Corp.	903,721
13,734	TC Energy Corp.	679,609
		2,644,327
	Paper & Forest Products – 1.2%
13,211	UPM-Kymmene OYJ	499,712
	Personal Products – 1.2%
79,625	Hengan International Group Co., Ltd.	533,274
	Pharmaceuticals – 2.8%
36,684	GlaxoSmithKline PLC	720,274
4,647	Sanofi	486,880
		1,207,154
	Real Estate Management & Development – 7.9%
275,617	China Overseas Land & Investment Ltd.	626,184
164,122	Henderson Land Development Co., Ltd.	777,880
136,010	New World Development Co. Ltd.	706,825
453,090	Sino Land Co., Ltd.	714,272
40,309	Sun Hung Kai Properties Ltd.	600,666
		3,425,827
	Technology Hardware, Storage & Peripherals – 1.0%
379,756	Lenovo Group Ltd.	436,771
	Tobacco – 3.3%
43,400	Japan Tobacco, Inc.	819,793
8,325	KT&G Corp.	623,922
		1,443,715
	Water Utilities – 0.9%
268,117	Guangdong Investment Ltd.	385,377
	Wireless Telecommunication Services – 2.5%
14,700	KDDI Corp.	458,486
2,153	SK Telecom Co., Ltd.	611,784
		1,070,270
	Total Common Stocks	40,988,434
	(Cost $38,634,899)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS – 4.8%
	Equity Real Estate Investment Trusts – 4.8%
606	Japan Metropolitan Fund Investment Corp.	$656,757
221,824	Primary Health Properties PLC	472,241
40,215	SmartCentres Real Estate Investment Trust	952,819
	Total Real Estate Investment Trusts	2,081,817
	(Cost $1,904,848)
	Total Investments – 99.4%	43,070,251
	(Cost $40,539,747) (a)
	Net Other Assets and Liabilities – 0.6%	254,570
	Net Assets – 100.0%	$43,324,821

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,225,599 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $695,095. The net unrealized appreciation was $2,530,504.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 40,988,434	$ 40,988,434	$ —	$ —
Real Estate Investment Trusts*	2,081,817	2,081,817	—	—
Total Investments	$ 43,070,251	$ 43,070,251	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Currency Exposure Diversification	% of Total Investments
Canadian Dollar	29.5%
Hong Kong Dollar	17.3
Japanese Yen	16.2
Euro	11.0
British Pound Sterling	10.8
Swiss Franc	4.0
South Korean Won	2.9
United Arab Emirates Dirham	2.1
Mexican Peso	1.6
Australian Dollar	1.3
South African Rand	1.2
Swedish Krona	1.1
Singapore Dollar	1.0
Total	100.0%

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 96.4%
	Aerospace & Defense – 0.5%
892	Hexcel Corp. (a)	$55,661
1,085	Spirit AeroSystems Holdings, Inc., Class A	51,201
2,765	Triumph Group, Inc. (a)	57,374
1,660	Virgin Galactic Holdings, Inc. (a)	76,360
		240,596
	Airlines – 0.6%
769	Alaska Air Group, Inc. (a)	46,378
1,114	Delta Air Lines, Inc. (a)	48,192
2,636	JetBlue Airways Corp. (a)	44,232
1,084	SkyWest, Inc. (a)	46,688
865	Southwest Airlines Co. (a)	45,923
912	United Airlines Holdings, Inc. (a)	47,688
		279,101
	Auto Components – 0.2%
10,866	American Axle & Manufacturing Holdings, Inc. (a)	112,463
	Automobiles – 0.2%
3,658	Ford Motor Co. (a)	54,358
894	General Motors Co. (a)	52,898
		107,256
	Banks – 9.9%
5,481	Associated Banc-Corp.	112,251
1,651	Atlantic Union Bankshares Corp.	59,799
3,298	First Commonwealth Financial Corp.	46,403
3,125	Hilltop Holdings, Inc.	113,750
4,417	Home BancShares, Inc.	109,012
76,288	Huntington Bancshares, Inc. (b)	1,088,630
3,079	JPMorgan Chase & Co. (b)	478,908
2,798	Prosperity Bancshares, Inc. (b)	200,896
9,818	US Bancorp (b)	559,331
18,198	Valley National Bancorp (b)	244,399
25,810	Wells Fargo & Co. (b)	1,168,935
9,564	Zions Bancorp N.A. (b)	505,553
		4,687,867
	Biotechnology – 2.2%
2,523	AbbVie, Inc. (b)	284,191
627	Amgen, Inc.	152,831
293	Biogen, Inc. (a)	101,457
1,632	Gilead Sciences, Inc.	112,380
700	Incyte Corp. (a)	58,891
817	Ligand Pharmaceuticals, Inc. (a)	107,182
223	Regeneron Pharmaceuticals, Inc. (a)	124,554
416	Vertex Pharmaceuticals, Inc. (a)	83,878
		1,025,364
	Building Products – 0.1%
513	Fortune Brands Home & Security, Inc.	51,100
	Capital Markets – 4.0%
1,519	Bank of New York Mellon (The) Corp. (b)	77,818
2,616	Goldman Sachs Group (The), Inc. (b)	992,851
2,775	Lazard Ltd., Class A	125,569

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
6,005	Northern Trust Corp. (b)	$694,298
		1,890,536
	Chemicals – 3.3%
576	Albemarle Corp.	97,033
1,820	CF Industries Holdings, Inc.	93,639
2,682	Chemours (The) Co.	93,334
2,117	Corteva, Inc.	93,889
1,413	Dow, Inc.	89,415
1,145	DuPont de Nemours, Inc.	88,634
771	Eastman Chemical Co.	90,014
447	Ecolab, Inc.	92,069
6,002	Element Solutions, Inc. (b)	140,327
834	FMC Corp.	90,239
1,173	Ingevity Corp. (a)	95,435
854	LyondellBasell Industries N.V., Class A	87,851
2,848	Orion Engineered Carbons S.A. (a)	54,083
538	PPG Industries, Inc.	91,336
1,033	RPM International, Inc.	91,606
2,942	Valvoline, Inc.	95,497
963	Westlake Chemical Corp.	86,757
		1,571,158
	Commercial Services & Supplies – 0.1%
678	Stericycle, Inc. (a)	48,511
	Communications Equipment – 1.6%
25,087	Juniper Networks, Inc. (b)	686,129
2,722	NetScout Systems, Inc. (a)	77,686
		763,815
	Containers & Packaging – 1.4%
6,498	Berry Global Group, Inc. (a) (b)	423,800
1,113	Greif, Inc., Class A	67,392
9,251	O-I Glass, Inc. (a)	151,069
		642,261
	Diversified Consumer Services – 0.4%
385	Bright Horizons Family Solutions, Inc. (a)	56,637
2,143	H&R Block, Inc.	50,318
5,808	Laureate Education, Inc., Class A (a)	84,274
		191,229
	Diversified Financial Services – 1.1%
1,953	Berkshire Hathaway, Inc., Class B (a) (b)	542,778
	Diversified Telecommunication Services – 3.5%
21,856	AT&T, Inc. (b)	629,016
75,052	Lumen Technologies, Inc. (b)	1,019,956
		1,648,972
	Electrical Equipment – 1.3%
23,384	Vertiv Holdings Co. (b)	638,383
	Electronic Equipment, Instruments & Components – 1.3%
3,289	Arrow Electronics, Inc. (a) (b)	374,387
2,953	Avnet, Inc.	118,356

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components (Continued)
7,543	TTM Technologies, Inc. (a)	$107,865
		600,608
	Energy Equipment & Services – 0.2%
661	Nabors Industries Ltd. (a)	75,513
	Entertainment – 0.1%
287	Madison Square Garden Sports Corp., Class A (a)	49,528
	Food & Staples Retailing – 0.6%
844	Ingles Markets, Inc., Class A	49,180
6,240	Rite Aid Corp. (a)	101,712
3,689	United Natural Foods, Inc. (a)	136,419
		287,311
	Food Products – 1.4%
15,033	Campbell Soup Co. (b)	685,354
	Health Care Equipment & Supplies – 3.6%
1,631	Abbott Laboratories	189,082
303	ABIOMED, Inc. (a)	94,569
170	Align Technology, Inc. (a)	103,870
399	Becton Dickinson and Co.	97,033
2,077	Boston Scientific Corp. (a)	88,813
633	Danaher Corp.	169,872
915	Edwards Lifesciences Corp. (a)	94,767
931	Hologic, Inc. (a)	62,116
173	IDEXX Laboratories, Inc. (a)	109,258
171	Intuitive Surgical, Inc. (a)	157,258
1,867	Medtronic PLC	231,751
327	ResMed, Inc.	80,612
308	STERIS PLC	63,540
410	Stryker Corp.	106,489
150	Teleflex, Inc.	60,269
		1,709,299
	Health Care Providers & Services – 5.5%
927	AmerisourceBergen Corp.	106,132
287	Anthem, Inc.	109,577
9,311	Cardinal Health, Inc. (b)	531,565
1,447	Centene Corp. (a)	105,530
430	Cigna Corp.	101,940
4,769	CVS Health Corp. (b)	397,925
4,460	DaVita, Inc. (a) (b)	537,118
397	HCA Healthcare, Inc.	82,076
727	Henry Schein, Inc. (a)	53,936
241	Laboratory Corp of America Holdings (a)	66,480
362	McKesson Corp.	69,229
455	Quest Diagnostics, Inc.	60,046
977	UnitedHealth Group, Inc.	391,230
		2,612,784
	Hotels, Restaurants & Leisure – 4.7%
1,795	Bloomin’ Brands, Inc. (a)	48,716
23	Booking Holdings, Inc. (a)	50,326
1,782	Carnival Corp. (a)	46,974
900	Cheesecake Factory (The), Inc. (a)	48,762

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
1,256	Dave & Buster’s Entertainment, Inc. (a)	$50,994
3,024	Denny’s Corp. (a)	49,866
299	Expedia Group, Inc. (a)	48,949
423	Hilton Worldwide Holdings, Inc. (a)	51,022
677	Hyatt Hotels Corp., Class A (a)	52,562
917	Las Vegas Sands Corp. (a)	48,317
368	Marriott International, Inc., Class A (a)	50,239
227	McDonald’s Corp.	52,435
26,556	MGM Resorts International (b)	1,132,614
1,648	Norwegian Cruise Line Holdings Ltd. (a)	48,468
566	Royal Caribbean Cruises Ltd. (a)	48,269
2,207	Ruth’s Hospitality Group, Inc. (a)	50,827
736	Scientific Games Corp., Class A (a)	56,996
970	SeaWorld Entertainment, Inc. (a)	48,442
1,169	Six Flags Entertainment Corp. (a)	50,594
467	Starbucks Corp.	52,215
162	Vail Resorts, Inc. (a)	51,276
704	Wyndham Hotels & Resorts, Inc.	50,892
401	Wynn Resorts Ltd. (a)	49,042
		2,238,797
	Household Durables – 2.1%
2,238	Beazer Homes USA, Inc. (a)	43,171
9,412	Lennar Corp., Class A (b)	935,082
		978,253
	Household Products – 0.5%
1,787	Procter & Gamble (The) Co. (b)	241,120
	Insurance – 0.3%
936	Hanover Insurance Group (The), Inc.	126,959
	Interactive Media & Services – 4.8%
301	Alphabet, Inc., Class A (a)	734,979
287	Alphabet, Inc., Class C (a)	719,314
2,375	Facebook, Inc., Class A (a) (b)	825,811
		2,280,104
	Internet & Direct Marketing Retail – 3.2%
443	Amazon.com, Inc. (a) (b)	1,523,991
	IT Services – 1.1%
1,166	Alliance Data Systems Corp.	121,485
1,741	Visa, Inc., Class A (b)	407,081
		528,566
	Life Sciences Tools & Services – 1.9%
545	Agilent Technologies, Inc.	80,556
94	Bio-Rad Laboratories, Inc., Class A (a)	60,563
175	Charles River Laboratories International, Inc. (a)	64,736
217	Illumina, Inc. (a)	102,687
328	IQVIA Holdings, Inc. (a)	79,481
53	Mettler-Toledo International, Inc. (a)	73,423
699	PerkinElmer, Inc.	107,933
534	Thermo Fisher Scientific, Inc. (b)	269,387
189	Waters Corp. (a)	65,320
		904,086

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery – 0.1%
779	Astec Industries, Inc.	$49,030
	Marine – 0.1%
4,452	Atlas Corp.	63,441
	Media – 0.1%
2,293	iHeartMedia, Inc., Class A (a)	61,750
	Metals & Mining – 4.4%
10,652	Alamos Gold, Inc., Class A	81,488
4,065	AngloGold Ashanti Ltd., ADR	75,528
4,022	Barrick Gold Corp.	83,175
8,350	Cia de Minas Buenaventura SAA, ADR (a)	75,568
7,698	DRDGOLD Ltd., ADR	83,677
8,187	Eldorado Gold Corp. (a)	81,461
5,482	First Majestic Silver Corp.	86,670
13,941	Fortuna Silver Mines, Inc. (a)	77,373
647	Franco-Nevada Corp.	93,860
2,259	Freeport-McMoRan, Inc.	83,831
11,986	Kinross Gold Corp. (b)	76,111
2,222	Kirkland Lake Gold Ltd.	85,614
4,517	MAG Silver Corp. (a)	94,496
1,317	Newmont Corp.	83,471
945	Nucor Corp.	90,654
2,877	Pan American Silver Corp.	82,196
8,482	Pretium Resources, Inc. (a)	81,088
577	Reliance Steel & Aluminum Co.	87,069
781	Royal Gold, Inc.	89,112
11,023	Sandstorm Gold Ltd. (a)	86,971
15,119	Silvercorp Metals, Inc.	83,003
9,749	SilverCrest Metals, Inc. (a)	85,109
5,187	SSR Mining, Inc.	80,865
5,339	Warrior Met Coal, Inc.	91,831
2,017	Wheaton Precious Metals Corp.	88,889
		2,109,110
	Multiline Retail – 0.5%
261	Dollar General Corp.	56,478
2,880	Macy’s, Inc. (a)	54,605
1,570	Nordstrom, Inc. (a)	57,415
234	Target Corp.	56,567
		225,065
	Multi-Utilities – 1.1%
7,370	Dominion Energy, Inc. (b)	542,211
	Oil, Gas & Consumable Fuels – 9.6%
4,627	APA Corp.	100,082
2,701	Bonanza Creek Energy, Inc.	127,136
929	Chevron Corp.	97,303
7,047	CNX Resources Corp. (a)	96,262
1,730	ConocoPhillips	105,357
4,616	CVR Energy, Inc.	82,903
4,790	Delek US Holdings, Inc.	103,560
17,742	DHT Holdings, Inc. (b)	115,146
1,212	Diamondback Energy, Inc.	113,795
1,317	EOG Resources, Inc.	109,890

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
1,650	Exxon Mobil Corp.	$104,082
3,802	Green Plains, Inc. (a)	127,823
2,943	HollyFrontier Corp.	96,825
7,489	Magnolia Oil & Gas Corp., Class A (a)	117,053
7,943	Marathon Oil Corp.	108,184
1,641	Marathon Petroleum Corp.	99,149
4,866	Murphy Oil Corp.	113,281
46,270	Occidental Petroleum Corp. (b)	1,446,863
3,613	Ovintiv, Inc.	113,701
4,815	Par Pacific Holdings, Inc. (a)	80,988
5,923	PBF Energy, Inc., Class A (a)	90,622
2,400	PDC Energy, Inc.	109,896
1,148	Phillips 66	98,521
632	Pioneer Natural Resources Co.	102,713
11,782	Range Resources Corp. (a)	197,466
1,585	Renewable Energy Group, Inc. (a)	98,809
6,706	Scorpio Tankers, Inc.	147,867
7,601	SFL Corp., Ltd.	58,148
1,199	Valero Energy Corp.	93,618
3,164	World Fuel Services Corp.	100,394
		4,557,437
	Pharmaceuticals – 5.0%
2,296	Bristol-Myers Squibb Co.	153,419
785	Eli Lilly & Co.	180,173
2,730	Johnson & Johnson (b)	449,740
2,454	Merck & Co., Inc.	190,848
245	Organon & Co. (a)	7,414
31,097	Pfizer, Inc. (b)	1,217,758
3,969	Viatris, Inc.	56,717
592	Zoetis, Inc.	110,325
		2,366,394
	Real Estate Management & Development – 0.1%
2,684	Kennedy-Wilson Holdings, Inc.	53,331
	Road & Rail – 0.8%
1,786	Avis Budget Group, Inc. (a)	139,112
929	Lyft, Inc., Class A (a)	56,186
1,656	Ryder System, Inc.	123,090
1,035	Uber Technologies, Inc. (a)	51,874
		370,262
	Semiconductors & Semiconductor Equipment – 0.6%
2,869	Intel Corp. (b)	161,066
5,440	Magnachip Semiconductor Corp. (a)	129,798
		290,864
	Software – 4.6%
3,673	Avaya Holdings Corp. (a)	98,804
7,651	Microsoft Corp. (b)	2,072,656
		2,171,460
	Specialty Retail – 1.0%
279	Advance Auto Parts, Inc.	57,234
9,445	Designer Brands, Inc., Class A (a)	156,315

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
4,416	Guess?, Inc.	$116,582
1,732	Penske Automotive Group, Inc.	130,749
		460,880
	Technology Hardware, Storage & Peripherals – 6.2%
16,482	Apple, Inc. (b)	2,257,375
8,212	NetApp, Inc. (b)	671,906
		2,929,281
	Textiles, Apparel & Luxury Goods – 0.1%
4,910	Fossil Group, Inc. (a)	70,115
	Thrifts & Mortgage Finance – 0.1%
1,168	HomeStreet, Inc.	47,584
	Tobacco – 0.1%
4,934	Vector Group Ltd.	69,767
	Trading Companies & Distributors – 0.1%
4,980	MRC Global, Inc. (a)	46,812
	Transportation Infrastructure – 0.1%
1,531	Macquarie Infrastructure Corp.	58,591
	Total Common Stocks	45,827,048
	(Cost $40,061,249)
REAL ESTATE INVESTMENT TRUSTS – 3.7%
	Equity Real Estate Investment Trusts – 2.1%
2,449	Acadia Realty Trust	53,780
6,155	Columbia Property Trust, Inc.	107,036
1,526	Douglas Emmett, Inc.	51,304
9,352	Empire State Realty Trust, Inc., Class A	112,224
465	Federal Realty Investment Trust	54,484
3,094	Host Hotels & Resorts, Inc. (a)	52,877
3,166	iStar, Inc.	65,631
1,661	JBG SMITH Properties	52,338
1,481	MGM Growth Properties LLC	54,234
2,376	Pebblebrook Hotel Trust	55,955
2,873	Piedmont Office Realty Trust, Inc., Class A	53,064
3,176	Seritage Growth Properties, Class A (a)	58,438
4,232	Service Properties Trust	53,323
2,240	Washington Real Estate Investment Trust	51,520
1,628	Weingarten Realty Investors	52,210
706	Welltower, Inc.	58,669
		987,087
	Mortgage Real Estate Investment Trusts – 1.6%
73,072	Annaly Capital Management, Inc. (b)	648,879
10,994	New Residential Investment Corp.	116,427
		765,306
	Total Real Estate Investment Trusts	1,752,393
	(Cost $1,639,523)

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares/Units	Description	Value
MASTER LIMITED PARTNERSHIPS – 0.4%
	Oil, Gas & Consumable Fuels – 0.4%
9,823	Black Stone Minerals, L.P.	$105,597
2,772	Sunoco, L.P.	104,504
	Total Master Limited Partnerships	210,101
	(Cost $183,566)
WARRANTS – 0.0%
	Energy Equipment & Services – 0.0%
264	Nabors Industries Ltd., expiring 6/11/26 (a) (c)	2,640
	(Cost $3,937)
	Total Investments – 100.5%	47,792,182
	(Cost $41,888,275) (d)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (2.5)%
(15)	S&P 500® Index	$(6,446,250)	$4,100.00	Jul 2021	(300,285)
(10)	S&P 500® Index	(4,297,500)	4,125.00	Jul 2021	(176,470)
(10)	S&P 500® Index	(4,297,500)	4,150.00	Jul 2021	(159,500)
(10)	S&P 500® Index	(4,297,500)	4,150.00	Aug 2021	(184,370)
(12)	S&P 500® Index	(5,157,000)	4,175.00	Aug 2021	(192,456)
(10)	S&P 500® Index	(4,297,500)	4,300.00	Sep 2021	(102,300)
(7)	S&P 500® Index	(3,008,250)	4,325.00	Sep 2021	(60,676)
	Total Call Options Written				(1,176,057)
	(Premiums received $859,910)

Net Other Assets and Liabilities – 2.0%	942,642
Net Assets – 100.0%	$47,558,767

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged to cover index options written.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Advisor.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $6,667,720 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,079,960. The net unrealized appreciation was $5,587,760. The unrealized amounts presented are inclusive of derivative contracts.

ADR	American Depositary Receipt

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
ASSETS TABLE
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 45,827,048	$ 45,827,048	$ —	$ —
Real Estate Investment Trusts*	1,752,393	1,752,393	—	—
Master Limited Partnerships*	210,101	210,101	—	—
Warrants*	2,640	2,640	—	—
Total Investments	$ 47,792,182	$ 47,792,182	$—	$—
LIABILITIES TABLE
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (1,176,057)	$ (1,176,057)	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 96.6%
	Aerospace & Defense – 0.5%
183	Hexcel Corp. (a)	$11,419
221	Spirit AeroSystems Holdings, Inc., Class A	10,429
564	Triumph Group, Inc. (a)	11,703
337	Virgin Galactic Holdings, Inc. (a)	15,502
		49,053
	Airlines – 0.6%
157	Alaska Air Group, Inc. (a)	9,469
227	Delta Air Lines, Inc. (a)	9,820
537	JetBlue Airways Corp. (a)	9,011
220	SkyWest, Inc. (a)	9,475
176	Southwest Airlines Co. (a)	9,344
186	United Airlines Holdings, Inc. (a)	9,726
		56,845
	Auto Components – 0.2%
2,213	American Axle & Manufacturing Holdings, Inc. (a)	22,905
	Automobiles – 0.2%
743	Ford Motor Co. (a)	11,041
182	General Motors Co. (a)	10,769
		21,810
	Banks – 9.9%
1,119	Associated Banc-Corp.	22,917
338	Atlantic Union Bankshares Corp.	12,242
674	First Commonwealth Financial Corp.	9,483
638	Hilltop Holdings, Inc.	23,223
903	Home BancShares, Inc.	22,286
15,586	Huntington Bancshares, Inc. (b)	222,412
629	JPMorgan Chase & Co. (b)	97,835
571	Prosperity Bancshares, Inc. (b)	40,998
2,004	US Bancorp	114,168
3,716	Valley National Bancorp (b)	49,906
5,271	Wells Fargo & Co. (b)	238,724
1,952	Zions Bancorp N.A. (b)	103,183
		957,377
	Biotechnology – 2.2%
515	AbbVie, Inc.	58,010
128	Amgen, Inc.	31,200
60	Biogen, Inc. (a)	20,776
333	Gilead Sciences, Inc.	22,930
143	Incyte Corp. (a)	12,031
167	Ligand Pharmaceuticals, Inc. (a)	21,909
45	Regeneron Pharmaceuticals, Inc. (a)	25,134
85	Vertex Pharmaceuticals, Inc. (a)	17,138
		209,128
	Building Products – 0.1%
104	Fortune Brands Home & Security, Inc.	10,359
	Capital Markets – 4.0%
310	Bank of New York Mellon (The) Corp. (b)	15,881
535	Goldman Sachs Group (The), Inc. (b)	203,048
567	Lazard Ltd., Class A	25,657

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
1,227	Northern Trust Corp. (b)	$141,866
		386,452
	Chemicals – 3.3%
118	Albemarle Corp.	19,878
372	CF Industries Holdings, Inc.	19,139
547	Chemours (The) Co.	19,036
433	Corteva, Inc.	19,204
288	Dow, Inc.	18,225
234	DuPont de Nemours, Inc.	18,114
157	Eastman Chemical Co.	18,330
91	Ecolab, Inc.	18,743
1,224	Element Solutions, Inc.	28,617
170	FMC Corp.	18,394
240	Ingevity Corp. (a)	19,526
174	LyondellBasell Industries N.V., Class A	17,899
581	Orion Engineered Carbons S.A. (a)	11,033
110	PPG Industries, Inc.	18,675
211	RPM International, Inc.	18,712
601	Valvoline, Inc.	19,508
197	Westlake Chemical Corp.	17,748
		320,781
	Commercial Services & Supplies – 0.1%
138	Stericycle, Inc. (a)	9,874
	Communications Equipment – 1.6%
5,112	Juniper Networks, Inc. (b)	139,813
556	NetScout Systems, Inc. (a)	15,868
		155,681
	Containers & Packaging – 1.4%
1,328	Berry Global Group, Inc. (a) (b)	86,612
227	Greif, Inc., Class A	13,745
1,885	O-I Glass, Inc. (a)	30,782
		131,139
	Diversified Consumer Services – 0.4%
79	Bright Horizons Family Solutions, Inc. (a)	11,622
437	H&R Block, Inc.	10,261
1,185	Laureate Education, Inc., Class A (a)	17,194
		39,077
	Diversified Financial Services – 1.1%
399	Berkshire Hathaway, Inc., Class B (a)	110,890
	Diversified Telecommunication Services – 3.5%
4,458	AT&T, Inc. (b)	128,301
15,347	Lumen Technologies, Inc. (b)	208,566
		336,867
	Electrical Equipment – 1.3%
4,766	Vertiv Holdings Co. (b)	130,112
	Electronic Equipment, Instruments & Components – 1.3%
670	Arrow Electronics, Inc. (a) (b)	76,266
603	Avnet, Inc.	24,168

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components (Continued)
1,538	TTM Technologies, Inc. (a)	$21,994
		122,428
	Energy Equipment & Services – 0.2%
135	Nabors Industries Ltd. (a)	15,422
	Entertainment – 0.1%
58	Madison Square Garden Sports Corp., Class A (a)	10,009
	Food & Staples Retailing – 0.6%
172	Ingles Markets, Inc., Class A	10,022
1,279	Rite Aid Corp. (a)	20,848
753	United Natural Foods, Inc. (a)	27,846
		58,716
	Food Products – 1.4%
3,070	Campbell Soup Co. (b)	139,961
	Health Care Equipment & Supplies – 3.6%
333	Abbott Laboratories	38,605
62	ABIOMED, Inc. (a)	19,351
35	Align Technology, Inc. (a)	21,385
81	Becton Dickinson and Co.	19,698
424	Boston Scientific Corp. (a)	18,130
129	Danaher Corp.	34,618
187	Edwards Lifesciences Corp. (a)	19,368
190	Hologic, Inc. (a)	12,677
35	IDEXX Laboratories, Inc. (a)	22,104
35	Intuitive Surgical, Inc. (a)	32,187
381	Medtronic PLC	47,294
67	ResMed, Inc.	16,517
63	STERIS PLC	12,997
84	Stryker Corp.	21,817
31	Teleflex, Inc.	12,456
		349,204
	Health Care Providers & Services – 5.5%
189	AmerisourceBergen Corp.	21,639
59	Anthem, Inc.	22,526
1,901	Cardinal Health, Inc. (b)	108,528
296	Centene Corp. (a)	21,587
88	Cigna Corp.	20,862
973	CVS Health Corp.	81,187
910	DaVita, Inc. (a)	109,591
81	HCA Healthcare, Inc.	16,746
149	Henry Schein, Inc. (a)	11,054
49	Laboratory Corp of America Holdings (a)	13,517
74	McKesson Corp.	14,152
93	Quest Diagnostics, Inc.	12,273
199	UnitedHealth Group, Inc.	79,688
		533,350
	Hotels, Restaurants & Leisure – 4.7%
366	Bloomin’ Brands, Inc. (a)	9,933
5	Booking Holdings, Inc. (a)	10,940
363	Carnival Corp. (a)	9,569
183	Cheesecake Factory (The), Inc. (a)	9,915

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
255	Dave & Buster’s Entertainment, Inc. (a)	$10,353
617	Denny’s Corp. (a)	10,174
61	Expedia Group, Inc. (a)	9,986
86	Hilton Worldwide Holdings, Inc. (a)	10,373
139	Hyatt Hotels Corp., Class A (a)	10,792
187	Las Vegas Sands Corp. (a)	9,853
75	Marriott International, Inc., Class A (a)	10,239
46	McDonald’s Corp.	10,626
5,417	MGM Resorts International (b)	231,035
335	Norwegian Cruise Line Holdings Ltd. (a)	9,852
115	Royal Caribbean Cruises Ltd. (a)	9,807
450	Ruth’s Hospitality Group, Inc. (a)	10,364
150	Scientific Games Corp., Class A (a)	11,616
198	SeaWorld Entertainment, Inc. (a)	9,888
239	Six Flags Entertainment Corp. (a)	10,344
95	Starbucks Corp.	10,622
33	Vail Resorts, Inc. (a)	10,445
144	Wyndham Hotels & Resorts, Inc.	10,410
82	Wynn Resorts Ltd. (a)	10,029
		457,165
	Household Durables – 2.1%
457	Beazer Homes USA, Inc. (a)	8,816
1,917	Lennar Corp., Class A	190,454
		199,270
	Household Products – 0.5%
365	Procter & Gamble (The) Co.	49,250
	Insurance – 0.3%
191	Hanover Insurance Group (The), Inc.	25,907
	Interactive Media & Services – 4.8%
61	Alphabet, Inc., Class A (a)	148,949
59	Alphabet, Inc., Class C (a)	147,873
485	Facebook, Inc., Class A (a)	168,639
		465,461
	Internet & Direct Marketing Retail – 3.2%
91	Amazon.com, Inc. (a)	313,055
	IT Services – 1.1%
238	Alliance Data Systems Corp.	24,797
355	Visa, Inc., Class A (b)	83,006
		107,803
	Life Sciences Tools & Services – 1.9%
111	Agilent Technologies, Inc.	16,407
19	Bio-Rad Laboratories, Inc., Class A (a)	12,242
36	Charles River Laboratories International, Inc. (a)	13,317
44	Illumina, Inc. (a)	20,821
67	IQVIA Holdings, Inc. (a)	16,235
11	Mettler-Toledo International, Inc. (a)	15,239
143	PerkinElmer, Inc.	22,081
109	Thermo Fisher Scientific, Inc.	54,987
39	Waters Corp. (a)	13,479
		184,808

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery – 0.1%
158	Astec Industries, Inc.	$9,945
	Marine – 0.1%
910	Atlas Corp.	12,968
	Media – 0.1%
468	iHeartMedia, Inc., Class A (a)	12,603
	Metals & Mining – 4.4%
2,174	Alamos Gold, Inc., Class A	16,631
830	AngloGold Ashanti Ltd., ADR	15,421
822	Barrick Gold Corp.	16,999
1,703	Cia de Minas Buenaventura SAA, ADR (a)	15,412
1,575	DRDGOLD Ltd., ADR	17,120
1,674	Eldorado Gold Corp. (a)	16,656
1,119	First Majestic Silver Corp.	17,691
2,844	Fortuna Silver Mines, Inc. (a)	15,784
132	Franco-Nevada Corp.	19,149
461	Freeport-McMoRan, Inc.	17,108
2,448	Kinross Gold Corp.	15,545
454	Kirkland Lake Gold Ltd.	17,493
921	MAG Silver Corp. (a)	19,267
269	Newmont Corp.	17,049
192	Nucor Corp.	18,419
588	Pan American Silver Corp.	16,799
1,733	Pretium Resources, Inc. (a)	16,568
117	Reliance Steel & Aluminum Co.	17,655
159	Royal Gold, Inc.	18,142
2,253	Sandstorm Gold Ltd. (a)	17,776
3,084	Silvercorp Metals, Inc.	16,931
1,991	SilverCrest Metals, Inc. (a)	17,382
1,060	SSR Mining, Inc.	16,526
1,089	Warrior Met Coal, Inc.	18,731
412	Wheaton Precious Metals Corp.	18,157
		430,411
	Multiline Retail – 0.5%
53	Dollar General Corp.	11,469
585	Macy’s, Inc. (a)	11,092
318	Nordstrom, Inc. (a)	11,629
48	Target Corp.	11,603
		45,793
	Multi-Utilities – 1.1%
1,505	Dominion Energy, Inc.	110,723
	Oil, Gas & Consumable Fuels – 9.6%
944	APA Corp.	20,419
550	Bonanza Creek Energy, Inc.	25,888
190	Chevron Corp.	19,901
1,444	CNX Resources Corp. (a)	19,725
354	ConocoPhillips	21,558
944	CVR Energy, Inc.	16,954
979	Delek US Holdings, Inc.	21,166
3,627	DHT Holdings, Inc. (b)	23,539
249	Diamondback Energy, Inc.	23,379
269	EOG Resources, Inc.	22,445

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
337	Exxon Mobil Corp.	$21,258
775	Green Plains, Inc. (a)	26,055
601	HollyFrontier Corp.	19,773
1,527	Magnolia Oil & Gas Corp., Class A (a)	23,867
1,621	Marathon Oil Corp.	22,078
335	Marathon Petroleum Corp.	20,241
996	Murphy Oil Corp.	23,187
9,443	Occidental Petroleum Corp. (b)	295,283
739	Ovintiv, Inc.	23,256
984	Par Pacific Holdings, Inc. (a)	16,551
1,213	PBF Energy, Inc., Class A (a)	18,559
491	PDC Energy, Inc.	22,483
235	Phillips 66	20,168
130	Pioneer Natural Resources Co.	21,128
2,410	Range Resources Corp. (a)	40,391
323	Renewable Energy Group, Inc. (a)	20,136
1,368	Scorpio Tankers, Inc.	30,164
1,551	SFL Corp., Ltd.	11,865
245	Valero Energy Corp.	19,130
645	World Fuel Services Corp.	20,466
		931,013
	Pharmaceuticals – 5.0%
468	Bristol-Myers Squibb Co.	31,272
160	Eli Lilly & Co.	36,723
557	Johnson & Johnson	91,760
501	Merck & Co., Inc.	38,963
50	Organon & Co. (a)	1,513
6,349	Pfizer, Inc. (b)	248,627
812	Viatris, Inc.	11,603
121	Zoetis, Inc.	22,550
		483,011
	Real Estate Management & Development – 0.1%
547	Kennedy-Wilson Holdings, Inc.	10,869
	Road & Rail – 0.8%
365	Avis Budget Group, Inc. (a)	28,430
190	Lyft, Inc., Class A (a)	11,491
338	Ryder System, Inc.	25,124
211	Uber Technologies, Inc. (a)	10,575
		75,620
	Semiconductors & Semiconductor Equipment – 0.6%
586	Intel Corp.	32,898
1,108	Magnachip Semiconductor Corp. (a)	26,437
		59,335
	Software – 4.6%
748	Avaya Holdings Corp. (a)	20,121
1,562	Microsoft Corp. (b)	423,146
		443,267
	Specialty Retail – 1.0%
57	Advance Auto Parts, Inc.	11,693
1,910	Designer Brands, Inc., Class A (a)	31,611

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
899	Guess?, Inc.	$23,734
354	Penske Automotive Group, Inc. (b)	26,723
		93,761
	Technology Hardware, Storage & Peripherals – 6.2%
3,366	Apple, Inc. (b)	461,007
1,672	NetApp, Inc. (b)	136,803
		597,810
	Textiles, Apparel & Luxury Goods – 0.2%
998	Fossil Group, Inc. (a)	14,251
	Thrifts & Mortgage Finance – 0.1%
238	HomeStreet, Inc.	9,696
	Tobacco – 0.2%
1,005	Vector Group Ltd.	14,211
	Trading Companies & Distributors – 0.1%
1,016	MRC Global, Inc. (a)	9,550
	Transportation Infrastructure – 0.1%
312	Macquarie Infrastructure Corp.	11,940
	Total Common Stocks	9,356,936
	(Cost $8,602,265)
REAL ESTATE INVESTMENT TRUSTS – 3.7%
	Equity Real Estate Investment Trusts – 2.1%
499	Acadia Realty Trust	10,958
1,255	Columbia Property Trust, Inc.	21,825
311	Douglas Emmett, Inc.	10,456
1,906	Empire State Realty Trust, Inc., Class A	22,872
95	Federal Realty Investment Trust	11,131
631	Host Hotels & Resorts, Inc. (a)	10,784
645	iStar, Inc.	13,371
339	JBG SMITH Properties	10,682
302	MGM Growth Properties LLC	11,059
484	Pebblebrook Hotel Trust	11,398
587	Piedmont Office Realty Trust, Inc., Class A	10,842
647	Seritage Growth Properties, Class A (a)	11,905
862	Service Properties Trust	10,861
457	Washington Real Estate Investment Trust	10,511
331	Weingarten Realty Investors	10,615
144	Welltower, Inc.	11,966
		201,236
	Mortgage Real Estate Investment Trusts – 1.6%
14,907	Annaly Capital Management, Inc. (b)	132,374
2,245	New Residential Investment Corp.	23,774
		156,148
	Total Real Estate Investment Trusts	357,384
	(Cost $339,940)

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares/Units	Description	Value
MASTER LIMITED PARTNERSHIPS – 0.4%
	Oil, Gas & Consumable Fuels – 0.4%
2,006	Black Stone Minerals, L.P.	$21,565
566	Sunoco, L.P.	21,338
	Total Master Limited Partnerships	42,903
	(Cost $37,765)
WARRANTS – 0.0%
	Energy Equipment & Services – 0.0%
54	Nabors Industries Ltd., expiring 6/11/26 (a) (c)	540
	(Cost $738)
	Total Investments – 100.7%	9,757,763
	(Cost $8,980,708) (d)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PUT OPTIONS PURCHASED – 0.8%
3	S&P 500® Index	$1,289,250	$3,400.00	Dec 2021	11,910
2	S&P 500® Index	859,500	3,800.00	Dec 2021	15,560
1	S&P 500® Index	429,750	3,500.00	Mar 2022	8,250
3	S&P 500® Index	1,289,250	3,875.00	Mar 2022	41,385
	Total Put Options Purchased				77,105
	(Cost $185,392)
CALL OPTIONS WRITTEN – (2.1)%
(5)	S&P 500® Index	(2,148,750)	4,100.00	Jul 2021	(100,095)
(2)	S&P 500® Index	(859,500)	4,150.00	Jul 2021	(31,900)
(1)	S&P 500® Index	(429,750)	4,150.00	Aug 2021	(18,437)
(3)	S&P 500® Index	(1,289,250)	4,300.00	Sep 2021	(30,690)
(3)	S&P 500® Index	(1,289,250)	4,325.00	Sep 2021	(26,004)
	Total Call Options Written				(207,126)
	(Premiums received $143,086)

Net Other Assets and Liabilities – 0.6%	59,968
Net Assets – 100.0%	$9,687,710

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged to cover index options written.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Advisor.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $922,143 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $317,415. The net unrealized appreciation was $604,728. The unrealized amounts presented are inclusive of derivative contracts.

ADR	American Depositary Receipt

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
ASSETS TABLE
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 9,356,936	$ 9,356,936	$ —	$ —
Real Estate Investment Trusts*	357,384	357,384	—	—
Master Limited Partnerships*	42,903	42,903	—	—
Warrants*	540	540	—	—
Total Investments	9,757,763	9,757,763	—	—
Put Options Purchased	77,105	35,720	41,385	—
Total	$ 9,834,868	$ 9,793,483	$ 41,385	$—
LIABILITIES TABLE
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (207,126)	$ (207,126)	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Banks – 10.1%
2,360,524	Bank of America Corp.	$97,324,405
1,353,953	Citigroup, Inc.	95,792,175
618,849	JPMorgan Chase & Co.	96,255,773
513,290	PNC Financial Services Group (The), Inc.	97,915,200
1,264,294	Popular, Inc.	94,885,265
		482,172,818
	Capital Markets – 8.4%
1,898,348	Bank of New York Mellon (The) Corp.	97,252,368
262,403	Goldman Sachs Group (The), Inc.	99,589,811
3,117,741	Jefferies Financial Group, Inc.	106,626,742
1,088,479	Morgan Stanley	99,802,639
		403,271,560
	Chemicals – 1.9%
312,710	Air Products & Chemicals, Inc.	89,960,413
	Communications Equipment – 1.9%
1,758,050	Cisco Systems, Inc.	93,176,650
	Consumer Finance – 3.9%
1,849,000	Ally Financial, Inc.	92,154,160
578,755	American Express Co.	95,627,689
		187,781,849
	Entertainment – 2.0%
1,000,565	Activision Blizzard, Inc.	95,493,923
	Food Products – 1.9%
1,508,975	Archer-Daniels-Midland Co.	91,443,885
	Health Care Providers & Services – 4.0%
247,933	Anthem, Inc.	94,660,820
216,149	Humana, Inc.	95,693,485
		190,354,305
	Household Durables – 3.9%
1,017,755	DR Horton, Inc.	91,974,519
1,705,557	PulteGroup, Inc.	93,072,246
		185,046,765
	Industrial Conglomerates – 2.0%
430,740	Honeywell International, Inc.	94,482,819
	Insurance – 9.8%
1,757,620	Aflac, Inc.	94,313,889
737,942	Allstate (The) Corp.	96,257,155
2,104,553	Fidelity National Financial, Inc.	91,463,873
1,504,333	Hartford Financial Services Group (The), Inc.	93,223,516
Shares	Description	Value

	Insurance (Continued)
1,570,128	MetLife, Inc.	$93,972,161
		469,230,594
	IT Services – 9.8%
325,455	Accenture PLC, Class A	95,940,879
474,509	Automatic Data Processing, Inc.	94,246,978
1,339,870	Cognizant Technology Solutions Corp., Class A	92,799,396
249,125	Mastercard, Inc., Class A	90,953,046
397,300	Visa, Inc., Class A	92,896,686
		466,836,985
	Leisure Products – 2.0%
975,673	Brunswick Corp.	97,196,544
	Machinery – 4.0%
392,843	Cummins, Inc.	95,779,052
430,599	Snap-on, Inc.	96,208,734
		191,987,786
	Media – 1.9%
2,432,528	Fox Corp., Class A	90,319,765
	Metals & Mining – 1.9%
1,461,678	Newmont Corp.	92,641,152
	Paper & Forest Products – 2.1%
1,641,738	Louisiana-Pacific Corp.	98,980,384
	Semiconductors & Semiconductor Equipment – 14.3%
697,541	Applied Materials, Inc.	99,329,838
1,644,426	Intel Corp.	92,318,076
149,406	Lam Research Corp.	97,218,484
122,760	NVIDIA Corp.	98,220,276
688,277	QUALCOMM, Inc.	98,375,432
543,864	Skyworks Solutions, Inc.	104,285,922
500,016	Texas Instruments, Inc.	96,153,077
		685,901,105
	Software – 4.0%
352,824	Microsoft Corp.	95,580,022
1,200,835	Oracle Corp.	93,472,996
		189,053,018
	Specialty Retail – 4.1%
850,480	Best Buy Co., Inc.	97,788,191
606,519	Williams-Sonoma, Inc.	96,830,758
		194,618,949
	Technology Hardware, Storage & Peripherals – 6.0%
701,620	Apple, Inc.	96,093,875
3,192,995	HP, Inc.	96,396,519

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
1,171,076	NetApp, Inc.	$95,817,438
		288,307,832
	Total Investments – 99.9%	4,778,259,101
	(Cost $4,214,964,148) (a)
	Net Other Assets and Liabilities – 0.1%	3,442,554
	Net Assets – 100.0%	$4,781,701,655

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $594,865,600 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $31,570,647. The net unrealized appreciation was $563,294,953.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 4,778,259,101	$ 4,778,259,101	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Focus 5 ETF (FV)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 99.9%
	Capital Markets – 99.9%(a)
9,229,540	First Trust Consumer Discretionary AlphaDEX® Fund	$560,417,669
9,518,795	First Trust Industrials/Producer Durables AlphaDEX® Fund	561,513,717
16,457,487	First Trust Nasdaq Transportation ETF	560,048,283
3,412,880	First Trust NASDAQ-100- Technology Sector Index Fund	542,784,435
4,252,469	First Trust Technology AlphaDEX® Fund (b)	527,944,026
	Total Investments – 99.9%	2,752,708,130
	(Cost $1,677,737,839) (c)
	Net Other Assets and Liabilities – 0.1%	1,914,478
	Net Assets – 100.0%	$2,754,622,608

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,074,970,291 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $0. The net unrealized appreciation was $1,074,970,291.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 2,752,708,130	$ 2,752,708,130	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Focus 5 ETF (FV)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at June 30, 2021, and for the fiscal year-to-date period (October 1, 2020 to June 30, 2021) are as follows:
Security Name	Shares at 6/30/2021	Value at 9/30/2020	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2021	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	9,229,540	$400,825,212	$118,395,322	$ (126,482,576)	$159,053,006	$8,626,705	$560,417,669	$1,146,237
First Trust Dow Jones Internet Index Fund	—	408,238,044	97,681,774	(580,715,664)	(253,844,666)	328,640,512	—	—
First Trust Industrials/Producer Durables AlphaDEX® Fund	9,518,795	—	510,333,593	(12,455,413)	62,862,859	772,678	561,513,717	1,432,858
First Trust Nasdaq Transportation ETF	16,457,487	401,360,989	120,948,257	(140,117,840)	171,831,063	6,025,814	560,048,283	1,977,809
First Trust NASDAQ-100-Technology Sector Index Fund	3,412,880	412,866,145	117,955,371	(131,810,423)	124,165,731	19,607,611	542,784,435	439,949
First Trust Technology AlphaDEX® Fund	4,252,469	423,428,260	124,151,192	(169,150,923)	116,011,150	33,504,347	527,944,026	—
		$2,046,718,650	$1,089,465,509	$(1,160,732,839)	$380,079,143	$397,177,667	$2,752,708,130	$4,996,853

First Trust RBA American Industrial Renaissance® ETF (AIRR)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Banks – 9.4%
26,794	1st Source Corp.	$1,244,849
58,165	Associated Banc-Corp.	1,191,219
87,257	First Commonwealth Financial Corp.	1,227,706
51,353	First Financial Bancorp	1,213,471
27,865	First Financial Corp.	1,137,449
26,991	First Merchants Corp.	1,124,715
57,821	First Midwest Bancorp, Inc.	1,146,591
97,765	FNB Corp.	1,205,443
73,600	Fulton Financial Corp.	1,161,408
27,452	German American Bancorp, Inc.	1,021,214
25,143	Heartland Financial USA, Inc.	1,181,470
18,261	Lakeland Financial Corp.	1,125,608
126,183	Macatawa Bank Corp.	1,104,101
39,178	Mercantile Bank Corp.	1,183,176
41,496	MidWestOne Financial Group, Inc.	1,193,840
65,312	Old National Bancorp	1,150,144
9,775	Park National Corp.	1,147,781
37,114	Peoples Bancorp, Inc.	1,099,317
26,180	QCR Holdings, Inc.	1,258,996
50,375	West Bancorporation, Inc.	1,397,906
		23,516,404
	Commercial Services & Supplies – 11.3%
86,336	Clean Harbors, Inc. (a)	8,041,335
552,282	Covanta Holding Corp.	9,725,686
128,663	Heritage-Crystal Clean, Inc. (a)	3,818,718
177,891	U.S. Ecology, Inc. (a)	6,674,470
		28,260,209
	Construction & Engineering – 33.3%
338,186	APi Group Corp. (a) (b) (c)	7,064,706
119,057	Arcosa, Inc.	6,993,408
94,070	Comfort Systems USA, Inc.	7,411,775
278,967	Concrete Pumping Holdings, Inc. (a)	2,362,851
125,856	Construction Partners, Inc., Class A (a)	3,951,878
35,128	Dycom Industries, Inc. (a)	2,618,090
63,522	EMCOR Group, Inc.	7,825,275
71,090	MasTec, Inc. (a)	7,542,649
105,410	MYR Group, Inc. (a)	9,583,877
117,292	Northwest Pipe Co. (a)	3,313,499
59,995	NV5 Global, Inc. (a)	5,670,127
183,397	Primoris Services Corp.	5,397,374
79,204	Quanta Services, Inc.	7,173,506
176,791	Sterling Construction Co., Inc. (a)	4,265,967
136,720	Tutor Perini Corp. (a)	1,893,572
		83,068,554
Shares	Description	Value

	Electrical Equipment – 15.2%
99,841	Array Technologies, Inc. (a)	$1,557,520
70,732	Atkore International Group, Inc. (a)	5,021,972
106,724	Encore Wire Corp.	8,088,612
20,180	Generac Holdings, Inc. (a)	8,377,727
40,511	Hubbell, Inc.	7,569,075
144,057	Powell Industries, Inc.	4,458,564
80,630	Shoals Technologies Group, Inc., Class A (a)	2,862,365
		37,935,835
	Machinery – 30.7%
99,333	Astec Industries, Inc.	6,252,019
111,551	Blue Bird Corp. (a)	2,773,158
161,266	Douglas Dynamics, Inc.	6,561,914
198,107	Evoqua Water Technologies Corp. (a)	6,692,054
191,281	Federal Signal Corp.	7,695,235
103,720	Mayville Engineering Co., Inc. (a)	2,085,809
531,784	Mueller Water Products, Inc., Class A	7,668,325
27,979	Proto Labs, Inc. (a)	2,568,472
38,462	RBC Bearings, Inc. (a)	7,670,092
139,735	Shyft Group (The), Inc.	5,227,486
126,751	SPX Corp. (a)	7,741,951
245,235	TriMas Corp. (a)	7,437,978
397,565	Wabash National Corp.	6,361,040
		76,735,533
	Total Investments – 99.9%	249,516,535
	(Cost $227,009,240) (d)
	Net Other Assets and Liabilities – 0.1%	162,180
	Net Assets – 100.0%	$249,678,715

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

First Trust RBA American Industrial Renaissance® ETF (AIRR)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $30,488,576 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,981,281. The net unrealized appreciation was $22,507,295.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 249,516,535	$ 249,516,535	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 72.5%
	Aerospace & Defense – 1.0%
5,163	Raytheon Technologies Corp.	$440,456
	Banks – 26.1%
14,226	Bank OZK	599,768
3,951	BOK Financial Corp.	342,157
23,806	Citizens Financial Group, Inc.	1,091,981
16,210	Comerica, Inc.	1,156,421
4,692	Cullen/Frost Bankers, Inc.	525,504
15,310	Fifth Third Bancorp	585,301
62,267	First Horizon Corp.	1,075,974
70,234	Huntington Bancshares, Inc.	1,002,239
54,226	KeyCorp	1,119,767
2,601	PNC Financial Services Group (The), Inc.	496,167
32,068	Regions Financial Corp.	647,132
4,575	South State Corp.	374,052
13,744	Synovus Financial Corp.	603,087
13,281	Truist Financial Corp.	737,095
12,344	US Bancorp	703,238
7,480	Zions Bancorp N.A.	395,393
		11,455,276
	Capital Markets – 7.2%
18,814	Ares Management Corp., Class A	1,196,382
5,516	Blackstone Group (The), Inc.	535,824
12,594	Carlyle Group (The), Inc.	585,369
14,642	Invesco, Ltd.	391,381
2,240	T Rowe Price Group, Inc.	443,453
		3,152,409
	Chemicals – 2.3%
10,839	CF Industries Holdings, Inc.	557,667
3,962	Eastman Chemical Co.	462,563
		1,020,230
	Consumer Finance – 4.8%
17,736	OneMain Holdings, Inc.	1,062,564
28,308	Santander Consumer USA Holdings, Inc.	1,028,146
		2,090,710
	Food Products – 1.0%
5,731	Bunge Ltd.	447,878
	Household Durables – 5.1%
22,627	Leggett & Platt, Inc.	1,172,305
39,052	Newell Brands, Inc.	1,072,758
		2,245,063
	Insurance – 11.6%
11,830	American International Group, Inc.	563,108
8,367	Lincoln National Corp.	525,782
17,983	Principal Financial Group, Inc.	1,136,346
15,408	Prudential Financial, Inc.	1,578,858
Shares	Description	Value

	Insurance (Continued)
45,521	Unum Group	$1,292,796
		5,096,890
	Oil, Gas & Consumable Fuels – 3.3%
24,008	Marathon Petroleum Corp.	1,450,563
	Semiconductors & Semiconductor Equipment – 1.6%
1,500	Broadcom, Inc.	715,260
	Specialty Retail – 2.1%
27,127	Gap (The), Inc.	912,824
	Technology Hardware, Storage & Peripherals – 3.3%
11,401	HP, Inc.	344,196
12,553	Seagate Technology Holdings PLC	1,103,785
		1,447,981
	Textiles, Apparel & Luxury Goods – 1.6%
37,971	Hanesbrands, Inc.	708,919
	Trading Companies & Distributors – 1.5%
2,229	Watsco, Inc.	638,921
	Total Common Stocks	31,823,380
	(Cost $30,066,956)
REAL ESTATE INVESTMENT TRUSTS – 27.1%
	Equity Real Estate Investment Trusts – 21.9%
59,960	Brixmor Property Group, Inc.	1,372,484
4,728	Extra Space Storage, Inc.	774,541
54,969	Kimco Realty Corp.	1,146,104
9,195	Lamar Advertising Co., Class A	960,142
11,647	Simon Property Group, Inc.	1,519,700
20,576	SL Green Realty Corp.	1,646,080
36,170	STORE Capital Corp.	1,248,227
16,832	Ventas, Inc.	961,107
		9,628,385

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Mortgage Real Estate Investment Trusts – 5.2%
86,329	Starwood Property Trust, Inc.	$2,259,230
	Total Real Estate Investment Trusts	11,887,615
	(Cost $10,277,321)
	Total Investments – 99.6%	43,710,995
	(Cost $40,344,277) (a)
	Net Other Assets and Liabilities – 0.4%	154,326
	Net Assets – 100.0%	$43,865,321

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,732,003 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $365,285. The net unrealized appreciation was $3,366,718.

	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 31,823,380	$ 31,823,380	$ —	$ —
Real Estate Investment Trusts*	11,887,615	11,887,615	—	—
Total Investments	$ 43,710,995	$ 43,710,995	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright International Focus 5 ETF (IFV)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 99.8%(a)
	Capital Markets – 99.8%
1,461,717	First Trust BICK Index Fund	$59,651,502
920,914	First Trust Chindia ETF	57,511,079
986,156	First Trust Germany AlphaDEX® Fund	56,245,999
1,341,959	First Trust India NIFTY 50 Equal Weight ETF	60,190,887
849,282	First Trust Switzerland AlphaDEX® Fund	56,447,528
	Total Investments – 99.8%	290,046,995
	(Cost $221,460,698) (b)
	Net Other Assets and Liabilities – 0.2%	485,002
	Net Assets – 100.0%	$290,531,997

(a)	Represents investments in affiliated funds.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $68,586,297 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $0. The net unrealized appreciation was $68,586,297.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 290,046,995	$ 290,046,995	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at June 30, 2021, and for the fiscal year-to-date period (October 1, 2020 to June 30, 2021) are as follows:
Security Name	Shares at 6/30/21	Value at 9/30/2020	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/21	Dividend Income
First Trust BICK Index Fund	1,461,717	$43,485,202	$9,007,541	$ (9,994,620)	$15,563,931	$1,589,448	$59,651,502	$164,344
First Trust China AlphaDEX® Fund	—	37,830,104	2,985,145	(44,231,573)	(6,091,898)	9,508,222	—	—
First Trust Chindia ETF	920,914	46,198,623	6,911,572	(9,574,746)	11,418,188	2,557,442	57,511,079	109,441
First Trust Europe AlphaDEX® Fund	—	—	54,457,049	(60,261,645)	—	5,804,596	—	830,917
First Trust Germany AlphaDEX® Fund	986,156	47,933,240	6,167,808	(10,897,525)	12,218,702	823,774	56,245,999	837,622
First Trust India NIFTY 50 Equal Weight ETF	1,341,959	—	59,077,601	(2,736,951)	3,741,333	108,904	60,190,887	25,182
First Trust Switzerland AlphaDEX® Fund	849,282	42,792,105	9,236,786	(6,161,375)	9,594,636	985,376	56,447,528	646,880
		$218,239,274	$147,843,502	$(143,858,435)	$46,444,892	$21,377,762	$290,046,995	$2,614,386

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 99.9%(a)
	Capital Markets – 99.9%
767,471	First Trust Consumer Discretionary AlphaDEX® Fund	$46,600,839
791,524	First Trust Industrials/Producer Durables AlphaDEX® Fund	46,692,001
1,368,502	First Trust Nasdaq Transportation ETF	46,570,123
283,794	First Trust NASDAQ-100-Technology Sector Index Fund	45,134,598
353,609	First Trust Technology AlphaDEX® Fund (b)	43,900,557
	Total Investments – 99.9%	228,898,118
	(Cost $160,031,877) (c)
	Net Other Assets and Liabilities – 0.1%	161,134
	Net Assets – 100.0%	$229,059,252

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $68,866,241 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $0. The net unrealized appreciation was $68,866,241.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 228,898,118	$ 228,898,118	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at June 30, 2021, and for the fiscal year-to-date period (October 1, 2020 to June 30, 2021) are as follows:
Security Name	Shares at 6/30/2021	Value at 9/30/2020	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2021	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	767,471	$43,803,183	$9,907,961	$ (22,813,190)	$12,359,268	$3,343,617	$46,600,839	$102,092
First Trust Dow Jones Internet Index Fund	—	44,613,117	8,953,983	(60,777,610)	(8,066,392)	15,276,902	—	—
First Trust Industrials/Producer Durables AlphaDEX® Fund	791,524	—	46,051,431	(5,023,913)	5,296,544	367,939	46,692,001	122,590
First Trust Nasdaq Transportation ETF	1,368,502	43,861,695	10,141,387	(24,111,865)	14,654,568	2,024,338	46,570,123	171,592
First Trust NASDAQ-100-Technology Sector Index Fund	283,794	45,118,981	9,921,806	(23,125,371)	9,333,571	3,885,611	45,134,598	40,560
First Trust Technology AlphaDEX® Fund	353,609	46,273,279	10,508,889	(26,871,957)	7,730,312	6,260,034	43,900,557	—
		$223,670,255	$95,485,457	$(162,723,906)	$41,307,871	$31,158,441	$228,898,118	$436,834

Additional Information
First Trust Exchange-Traded Fund VI
June 30, 2021 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq®, NASDAQ Technology Dividend IndexSM, NASDAQ Multi-Asset Diversified Income IndexSM, NASDAQ US Rising Dividend Achievers Index, and Dorsey Wright Momentum Plus Dividend Yield Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Dorsey Wright Focus 5 ETF, First Trust Dorsey Wright Dynamic Focus 5 ETF, and First Trust Dorsey Wright International Focus 5 ETF are not sponsored, endorsed, sold or promoted by Dorsey, Wright & Associates, LLC (“Dorsey Wright”). Dorsey Wright makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. Dorsey Wright’s only relationship to First Trust is the licensing of certain trademarks and trade names of Dorsey Wright and of the Indexes, which are determined, composed and calculated by Dorsey Wright without regard to First Trust or the Funds.
First Trust RBA American Industrial Renaissance® ETF is not sponsored, endorsed, sold or promoted by Richard Bernstein Advisors (“RBA” or “Licensor”). RBA makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. RBA’s only relationship to First Trust is the licensing of certain trademarks and trade names of RBA and of the Index, which is determined, composed and calculated by RBA without regard to First Trust or the Fund. Licensor has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Fund.
S&P International Dividend Aristocrats Index (“S&P Dow Jones Indexes”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.